LICENSING AND COLLABORATION ARRANGEMENTS	6 Months Ended
Jun. 30, 2026
LICENSING AND COLLABORATION ARRANGEMENTS
LICENSING AND COLLABORATION ARRANGEMENTS

13. LICENSING AND COLLABORATION ARRANGEMENTS

The following is a description of the Group’s significant licensing and collaboration agreements.

Licensing Agreements

Licensing Agreement with AffaMed

On October 14, 2025, in connection with the Series A Subscription Agreement, the Group through Visara, entered into an assignment and assumption agreement with AffaMed pursuant to which AffaMed assigned (the “Assignment”) certain rights to develop, commercialize and otherwise exploit VIS-101 to Visara in countries worldwide except for Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea and India (the “ex-China Rights”) under the existing exclusive license agreement dated November 6, 2021 between AffaMed and Askgene Pharma Inc (“AskGene”). See Note 16 – Commitments and contingencies for details regarding the Group’s related party relationship and additional information regarding the licensing agreement with AffaMed in the Company's Annual Report.

Licensing Agreement with AskGene and Everest

On October 15, 2025, the Group, through Visara, entered into an licensing agreement with AskGene Pharma, Inc.(“AskGene”) for an exclusive royalty-bearing license to develop VIS-101 in Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea, and India (the “Asian Territories”) for an upfront payment in the amount of $7.0 million and reimbursement of certain costs incurred in connection with AskGene’s ongoing Phase 2a study and long-term toxicology study of VIS-101 up to an aggregate amount of RMB 24 million. On October 28, 2025, Visara assigned its rights in the Asian Territories to Everest Medicines (Singapore) Pte. Ltd. (“Everest”) for an upfront payment in the amount $7.0 million and assumption of all payment obligations under the license agreement between Visara and AskGene. For the year ended December 31, 2025, and six months ended June 30, 2026, there was no impact to the Group’s consolidated statements of comprehensive loss resulting from the aforementioned transactions. Everest, an affiliate of CBC Group, and CBC Group are our principal shareholders. See Note 16 – Commitments and contingencies for details regarding the Group’s related party relationship and transactions.

Collaboration Arrangements

Collaboration Agreement with ABL Bio

In July 2018, the Group entered into a collaboration agreement with ABL Bio, which has been subsequently amended, whereby both parties agreed to collaborate to develop two bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement. The Group's rights in the collaboration agreement are limited to a 50/50 split for worldwide rights excluding Greater China and South Korea. Under the Collaboration Agreement with ABL Bio, the Group recognized cost sharing reimbursements of $5.1 million and $3.4 million during the six months ended June 30, 2026 and 2025.

Clinical Trial Collaboration and Supply Agreement with Bristol Myers Squibb

In June 2024, the Group entered into a clinical trial collaboration and supply agreement with Bristol-Myers Squibb Company (“BMS”) to evaluate the Group’s novel bispecific antibody, givastomig, targeting Claudin18.2 x 4-1BB in clinical trials, in combination with BMS’s anti-PD-1 monoclonal antibody product known as OPDIVO® (nivolumab). Under the terms of the agreement, the Group will be responsible for sponsoring and conducting, at its own cost, a multi-national Phase 1 trial of givastomig in combination with nivolumab. BMS has manufactured and supplied nivolumab to the Group solely for the conduct of the combination therapy at no charge to the Group. BMS grants to the Group a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to use nivolumab in research and development solely to the extent necessary to conduct the combination therapy, seek regulatory approval for, and upon such regulatory approval, market and promote givastomig for use in the combination therapy with nivolumab. The Group grants to BMS a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to seek regulatory approval for, and upon such regulatory approval, market and promote nivolumab in the combination therapy with givastomig.